Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Oct. 01, 2022	Sep. 30, 2008
Significant Accounting Policies [Line Items]
License fee		$ 450
Consideration amount	$ 2,200	450
Advertising expense		175	$ 281
ROU assets	$ 990	1,030		$ 1,169
Lease liabilities		$ 1,598	$ 2,653	$ 1,862	$ 1,521
Minimum [Member]
Significant Accounting Policies [Line Items]
Finite live intangible assets term	1 year	7 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Finite live intangible assets term	15 years	10 years